COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Depreciation and impairment of non-financial assets (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	$ 73,412,284	$ 69,173,761	$ 91,472,033
Depreciation of property, plant and equipment [member]
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	10,857,312	12,601,634	13,257,891
Depreciation of other non financial assets [member]
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	7,874,222	8,200,228	8,117,928
Depreciation of intangible assets [member]
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	42,833,000	35,160,600	40,072,873
Right of use assets
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	11,840,611	12,779,533	18,564,734
Loss from sale or impairment of property, plant and equipment
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	$ 7,139	$ 431,766	$ 11,458,607